Consolidated statement of other comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Loss for the year		R (4,739)	R (5,710)	R (37,430)
Other comprehensive income (OCI), net of tax		906	538	2,985
Foreign currency translation adjustments	[1]	11	255	3,569
Fair value adjustment on other investments	[2]	895	283	(582)
Re-measurement of defined benefit plan	[2]	0	0	(2)
Total comprehensive income		(3,833)	(5,172)	(34,445)
Attributable to:
Owners of Sibanye-Stillwater		(4,388)	(6,769)	(34,847)
Non-controlling interests		R 555	R 1,597	R 402

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4.
[2]	These gains and losses will never be reclassified to profit or loss